UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9479

Name of Fund: The S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The S&P 500 Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%                          17,702    Boeing Co.                                      $     916,433
                                                     4,385    General Dynamics Corp.                                458,671
                                                     2,323    Goodrich Corp.                                         75,823
                                                    17,813    Honeywell International, Inc.                         630,758
                                                     3,287    L-3 Communications Holdings, Inc.                     240,740
                                                     8,889    Lockheed Martin Corp.                                 493,784
                                                     7,144    Northrop Grumman Corp.                                388,348
                                                     8,454    Raytheon Co.                                          328,269
                                                     4,033    Rockwell Collins, Inc.                                159,062
                                                    10,549    United Technologies Corp.                           1,090,239
                                                                                                              -------------
                                                                                                                  4,782,127
---------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                       5,958    FedEx Corp.                                           586,803
                                                     1,293    Ryder System, Inc.                                     61,767
                                                    23,500    United Parcel Service, Inc.                         2,008,310
                                                                                                              -------------
                                                                                                                  2,656,880
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                      2,698  + Delta Air Lines, Inc. (d)                              20,181
                                                    16,751    Southwest Airlines Co.                                272,706
                                                                                                              -------------
                                                                                                                    292,887
---------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                               1,593    Cooper Tire & Rubber Co.                               34,329
                                                     3,325    Dana Corp.                                             57,622
                                                    12,369    Delphi Corp.                                          111,568
                                                     3,497  + The Goodyear Tire & Rubber Co.                         51,266
                                                     3,730    Johnson Controls, Inc.                                236,631
                                                     2,906    Visteon Corp.                                          28,392
                                                                                                              -------------
                                                                                                                    519,808
---------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                                  39,170    Ford Motor Co.                                        573,449
                                                    12,019    General Motors Corp.                                  481,481
                                                     6,696    Harley-Davidson, Inc.                                 406,782
                                                                                                              -------------
                                                                                                                  1,461,712
---------------------------------------------------------------------------------------------------------------------------
Beverages - 1.9%                                       848    Adolph Coors Co. Class B                               64,168
                                                    16,556    Anheuser-Busch Cos., Inc.                             839,886
                                                     2,954    Brown-Forman Corp. Class B                            143,801
                                                    51,248    The Coca-Cola Co.                                   2,133,454
                                                     9,782    Coca-Cola Enterprises, Inc.                           203,955
                                                     6,100    Pepsi Bottling Group, Inc.                            164,944
                                                    35,903    PepsiCo, Inc.                                       1,874,137
                                                                                                              -------------
                                                                                                                  5,424,345

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%                                26,755  + Amgen, Inc.                                     $   1,716,333
                                                     4,696    Applera Corp. - Applied Biosystems Group               98,193
                                                     6,685  + Biogen Idec, Inc.                                     445,288
                                                     4,232  + Chiron Corp.                                          141,053
                                                     4,400  + Genzyme Corp.                                         255,508
                                                    12,000  + Gilead Sciences, Inc.                                 419,880
                                                     4,680  + Medimmune, Inc.                                       126,875
                                                                                                              -------------
                                                                                                                  3,203,130
---------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                             3,900  + American Standard Cos., Inc.                          161,148
                                                    10,122    Masco Corp.                                           369,757
                                                                                                              -------------
                                                                                                                    530,905
---------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                              15,390    The Bank of New York Co., Inc.                        514,334
                                                     2,010    The Bear Stearns Cos., Inc.                           205,643
                                                    29,472    The Charles Schwab Corp.                              352,485
                                                     1,600    Federated Investors, Inc. Class B                      48,640
                                                     5,609    Franklin Resources, Inc.                              390,667
                                                     9,900    Goldman Sachs Group, Inc.                           1,029,996
                                                     4,888    Janus Capital Group, Inc.                              82,167
                                                     5,930    Lehman Brothers Holdings, Inc.                        518,756
                                                     8,304    Mellon Financial Corp.                                258,337
                                                    19,300    Merrill Lynch & Co., Inc. (b)                       1,153,561
                                                    22,637    Morgan Stanley                                      1,256,806
                                                     4,900    Northern Trust Corp.                                  238,042
                                                     7,222    State Street Corp.                                    354,745
                                                     2,695    T Rowe Price Group, Inc.                              167,629
                                                                                                              -------------
                                                                                                                  6,571,808
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                     4,267    Air Products & Chemicals, Inc.                        247,358
                                                    19,767    The Dow Chemical Co.                                  978,664
                                                    20,253    EI Du Pont de Nemours & Co.                           993,410
                                                     1,700    Eastman Chemical Co.                                   98,141
                                                     5,560    Ecolab, Inc.                                          195,323
                                                     2,878    Engelhard Corp.                                        88,268
                                                     1,166    Great Lakes Chemical Corp.                             33,219
                                                     2,341  + Hercules, Inc.                                         34,764
                                                     2,131    International Flavors & Fragrances, Inc.               91,292
                                                     4,984    Monsanto Co.                                          276,861
                                                     3,729    PPG Industries, Inc.                                  254,169

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)                                6,536    Praxair, Inc.                                   $     288,564
                                                     4,913    Rohm & Haas Co.                                       217,302
                                                     1,700    Sigma-Aldrich Corp.                                   102,782
                                                                                                              -------------
                                                                                                                  3,900,117
---------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.6%                              8,152    AmSouth Bancorp                                       211,137
                                                    10,744    BB&T Corp.                                            451,785
                                                    86,204    Bank of America Corp.                               4,050,726
                                                     3,941    Comerica, Inc.                                        240,480
                                                     3,767    Compass Bancshares, Inc.                              183,340
                                                    11,390    Fifth Third Bancorp                                   538,519
                                                     2,100    First Horizon National Corp.                           90,531
                                                     5,540    Huntington Bancshares, Inc.                           137,281
                                                     9,409    Keycorp                                               318,965
                                                     2,200    M&T Bank Corp.                                        237,248
                                                     4,100    Marshall & Ilsley Corp.                               181,220
                                                    13,223    National City Corp.                                   496,524
                                                     3,900    North Fork Bancorporation, Inc.                       112,515
                                                     5,361    PNC Financial Services Group, Inc.                    307,936
                                                    10,708    Regions Financial Corp.                               381,098
                                                     6,027    SunTrust Banks, Inc.                                  445,275
                                                     6,309    Synovus Financial Corp.                               180,311
                                                    40,343    US Bancorp                                          1,263,543
                                                    34,338    Wachovia Corp.                                      1,806,179
                                                    35,366    Wells Fargo & Co.                                   2,197,997
                                                     2,070    Zions Bancorporation                                  140,822
                                                                                                              -------------
                                                                                                                 13,973,432
---------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.8%                5,694  + Allied Waste Industries, Inc.                          52,840
                                                     3,500  + Apollo Group, Inc. Class A                            282,485
                                                     2,491    Avery Dennison Corp.                                  149,385
                                                    21,220    Cendant Corp.                                         496,124
                                                     3,760    Cintas Corp.                                          164,914
                                                     3,140    Equifax, Inc.                                          88,234
                                                     3,396    H&R Block, Inc.                                       166,404
                                                     2,360  + Monster Worldwide, Inc.                                79,390
                                                     5,432    Pitney Bowes, Inc.                                    251,393
                                                     3,784    RR Donnelley & Sons Co.                               133,537
                                                     3,860    Robert Half International, Inc.                       113,600
                                                    12,835    Waste Management, Inc.                                384,280
                                                                                                              -------------
                                                                                                                  2,362,586

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                     17,180  + ADC Telecommunications, Inc.                    $      46,042
                                                     2,689  + Andrew Corp.                                           36,651
                                                     8,014  + Avaya, Inc.                                           137,841
                                                     8,015  + Ciena Corp.                                            26,770
                                                   136,094  + Cisco Systems, Inc.(a)                              2,626,614
                                                     4,066    Comverse Technology, Inc.                              99,414
                                                    26,873  + Corning, Inc.                                         316,295
                                                    28,971  + JDS Uniphase Corp.                                     91,838
                                                    84,964  + Lucent Technologies, Inc.                             319,465
                                                    48,265    Motorola, Inc.                                        830,158
                                                    33,504    Qualcomm, Inc.                                      1,420,570
                                                     3,456    Scientific-Atlanta, Inc.                              114,083
                                                     9,058  + Tellabs, Inc.                                          77,808
                                                                                                              -------------
                                                                                                                  6,143,549
---------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.0%                       7,648  + Apple Computer, Inc.                                  492,531
                                                    52,449  + Dell, Inc.                                          2,210,201
                                                    49,174  + EMC Corp.                                             731,217
                                                     7,112  + Gateway, Inc.                                          42,743
                                                    64,425    Hewlett-Packard Co.                                 1,350,992
                                                    35,141    International Business Machines Corp.               3,464,200
                                                     2,465  + Lexmark International, Inc. Class A                   209,525
                                                     2,120  + NCR Corp.                                             146,768
                                                     7,091  + Network Appliance, Inc.                               235,563
                                                     2,010  + Qlogic Corp.                                           73,827
                                                    70,184  + Sun Microsystems, Inc.                                377,590
                                                                                                              -------------
                                                                                                                  9,335,157
---------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                    1,545    Fluor Corp.                                            84,218
---------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                        2,203    Vulcan Materials Co.                                  120,306
---------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                             26,922    American Express Co.                                1,517,593
                                                     4,687    Capital One Financial Corp.                           394,692
                                                    27,322    MBNA Corp.                                            770,207
                                                     6,328  + Providian Financial Corp.                             104,222
                                                     9,975    SLM Corp.                                             532,565
                                                                                                              -------------
                                                                                                                  3,319,279
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                        2,400    Ball Corp.                                            105,552
                                                     2,408    Bemis Co.                                              70,049
                                                     3,491  + Pactiv Corp.                                           88,287

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging (concluded)                   1,825  + Sealed Air Corp.                                $      97,218
                                                     1,087    Temple-Inland, Inc.                                    74,351
                                                                                                              -------------
                                                                                                                    435,457
---------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                  3,807    Genuine Parts Co.                                     167,736
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.9%              108,281    Citigroup, Inc.                                     5,216,979
                                                    74,817    JPMorgan Chase & Co.                                2,918,611
                                                     3,367    Moody's Corp.                                         292,424
                                                     6,000    Principal Financial Group                             245,640
                                                                                                              -------------
                                                                                                                  8,673,654
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.3%       15,688    AT&T Corp.                                            299,013
                                                     6,908    Alltel Corp.                                          405,914
                                                    38,651    BellSouth Corp.                                     1,074,111
                                                     3,111    CenturyTel, Inc.                                      110,347
                                                     6,280  + Citizens Co.mmunications Co.                           86,601
                                                    36,593  + Qwest Communications International                    162,473
                                                    69,231    SBC Communications, Inc.                            1,784,083
                                                    28,639    Sprint Corp.                                          711,679
                                                    58,331    Verizon Communications, Inc.                        2,362,989
                                                                                                              -------------
                                                                                                                  6,997,210
---------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                            2,730    Allegheny Energy, Inc.                                 53,808
                                                     3,458    Ameren Corp.                                          173,384
                                                     8,888  + American Electric Power Co., Inc.                     305,214
                                                     6,564    Centerpoint Energy, Inc.                               74,173
                                                     3,557    Cinergy Corp.                                         148,078
                                                     4,665    Consolidated Edison, Inc.                             204,094
                                                     3,628    DTE Energy Co.                                        156,476
                                                     7,175    Edison International                                  229,815
                                                     4,858    Entergy Corp.                                         328,352
                                                    14,472    Exelon Corp.                                          637,781
                                                     3,908    FPL Group, Inc.                                       292,123
                                                     7,054    FirstEnergy Corp.                                     278,704
                                                     8,537  + PG&E Corp.                                            284,111
                                                     3,201    PPL Corp.                                             170,549
                                                     1,851    Pinnacle West Capital Corp.                            82,203
                                                     4,822    Progress Energy, Inc.                                 218,147
                                                    15,078    The Southern Co.                                      505,415
                                                     2,945    TECO Energy, Inc.                                      45,176
                                                     6,004    TXU Corp.                                             387,618

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Electric Utilities (concluded)                       7,561    Xcel Energy, Inc.                               $     137,610
                                                                                                              -------------
                                                                                                                  4,712,831
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                          4,300    American Power Conversion Corp.                        92,020
                                                     2,075    Cooper Industries Ltd. Class A                        140,872
                                                     8,738    Emerson Electric Co.                                  612,534
                                                     1,740    Power-One, Inc.                                        15,521
                                                     4,033    Rockwell Automation, Inc.                             199,835
                                                                                                              -------------
                                                                                                                  1,060,782
---------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%           10,110  + Agilent Technologies, Inc.                            243,651
                                                     4,160  + Jabil Circuit, Inc.                                   106,413
                                                     4,301    Molex, Inc.                                           129,030
                                                    11,537  + Sanmina-SCI Corp.                                      97,718
                                                    15,778  + Solectron Corp.                                        84,097
                                                     4,987    Symbol Technologies, Inc.                              86,275
                                                     2,058    Tektronix, Inc.                                        62,172
                                                                                                              -------------
                                                                                                                    809,356
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.7%                   2,700    BJ Services Co.                                       125,658
                                                     7,369    Baker Hughes, Inc.                                    314,435
                                                     8,344    Halliburton Co.                                       327,419
                                                     3,230  + Nabors Industries Ltd.                                165,667
                                                     2,700  + Noble Corp.                                           134,298
                                                     2,115  + Rowan Cos., Inc.                                       54,779
                                                    12,016    Schlumberger Ltd.                                     804,471
                                                     7,001  + Transocean, Inc.                                      296,772
                                                                                                              -------------
                                                                                                                  2,223,499
---------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.5%                      8,414    Albertson's, Inc.                                     200,926
                                                     8,653    CVS Corp.                                             389,991
                                                     9,064    Costco Wholesale Corp.                                438,788
                                                    16,645  + The Kroger Co.                                        291,953
                                                     8,424  + Safeway, Inc.                                         166,290
                                                     2,901    Supervalu, Inc.                                       100,143
                                                    13,903    Sysco Corp.                                           530,678
                                                    88,108    Wal-Mart Stores, Inc.                               4,653,865
                                                    20,804    Walgreen Co.                                          798,249
                                                                                                              -------------
                                                                                                                  7,570,883
---------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                                12,207    Archer-Daniels-Midland Co.                            272,338
                                                     8,987    Campbell Soup Co.                                     268,621
                                                    11,885    ConAgra Foods, Inc.                                   350,013
                                                     7,274    General Mills, Inc.                                   361,591

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Food Products (concluded)                            7,658    HJ Heinz Co.                                    $     298,585
                                                     4,816    Hershey Foods Corp.                                   267,481
                                                     8,963    Kellogg Co.                                           400,288
                                                     2,100    McCormick & Co., Inc.                                  81,060
                                                    17,374    Sara Lee Corp.                                        419,408
                                                     4,976    WM Wrigley Jr Co.                                     344,289
                                                                                                              -------------
                                                                                                                  3,063,674
---------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                 3,300    KeySpan Corp.                                         130,185
                                                     4,488    NiSource, Inc.                                        102,237
                                                       986    Nicor, Inc.                                            36,423
                                                       817    Peoples's Energy Corp.                                 35,907
                                                                                                              -------------
                                                                                                                    304,752
---------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%              1,217    Bausch & Lomb, Inc.                                    78,448
                                                    12,184    Baxter International, Inc.                            420,835
                                                     4,861    Becton Dickinson & Co.                                276,105
                                                     5,831    Biomet, Inc.                                          253,007
                                                    17,472  + Boston Scientific Corp.                               621,130
                                                     2,358    CR Bard, Inc.                                         150,865
                                                     3,300  + Fisher Scientific International                       205,854
                                                     6,557    Guidant Corp.                                         472,760
                                                     3,269  + Hospira, Inc.                                         109,511
                                                    25,348    Medtronic, Inc.                                     1,259,035
                                                     1,036  + Millipore Corp.                                        51,603
                                                     2,222    PerkinElmer, Inc.                                      49,973
                                                     6,796  + St Jude Medical, Inc.                                 284,956
                                                     8,680    Stryker Corp.                                         418,810
                                                     3,977    Thermo Electron Corp.                                 120,066
                                                     2,200  + Waters Corp.                                          102,938
                                                     4,777  + Zimmer Holdings, Inc.                                 382,733
                                                                                                              -------------
                                                                                                                  5,258,629
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.7%              3,020    Aetna, Inc. New Shares                                376,745
                                                     2,240    AmerisourceBergen Corp.                               131,443
                                                     8,713    Cardinal Health, Inc.                                 506,661
                                                    13,396  + Caremark Rx, Inc.                                     528,204
                                                     2,696    Cigna Corp.                                           219,913
                                                     1,400  + Express Scripts, Inc.                                 107,016
                                                     8,701    HCA, Inc.                                             347,692
                                                     5,400    Health Management Associates, Inc. Class A            122,688

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                     3,758  + Humana, Inc.                                    $     111,575
(concluded)                                          5,519    IMS Health, Inc.                                      128,096
                                                     4,000  + Laboratory Corp. Of America Holdings                  199,280
                                                     2,267    Manor Care, Inc.                                       80,320
                                                     5,574    McKesson Corp.                                        175,358
                                                     5,986  + Medco Health Solutions, Inc.                          249,018
                                                     2,000    Quest Diagnostics                                     191,100
                                                    10,705  + Tenet Healthcare Corp.                                117,541
                                                    13,140    UnitedHealth Group, Inc.                            1,156,714
                                                     5,702  + WellPoint, Inc.                                       655,730
                                                                                                              -------------
                                                                                                                  5,405,094
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%                12,914    Carnival Corp.                                        744,234
                                                     3,940    Darden Restaurants, Inc.                              109,296
                                                     2,605    Harrah's Entertainment, Inc.                          174,248
                                                     8,129    Hilton Hotels Corp.                                   184,853
                                                     6,800    International Game Technology                         233,784
                                                     4,799    Marriott International, Inc. Class A                  302,241
                                                    25,766    McDonald's Corp.                                      826,058
                                                     8,354  + Starbucks Corp.                                       520,955
                                                     4,315    Starwood Hotels & Resorts Worldwide, Inc.             251,996
                                                     2,534    Wendy's International, Inc.                            99,485
                                                     6,536    Yum! Brands, Inc.                                     308,368
                                                                                                              -------------
                                                                                                                  3,755,518
---------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                            1,760    Black & Decker Corp.                                  155,461
                                                     2,544    Centex Corp.                                          151,571
                                                     3,417    Fortune Brands, Inc.                                  263,724
                                                       747    KB Home                                                77,987
                                                     4,328    Leggett & Platt, Inc.                                 123,045
                                                     1,690    Maytag Corp.                                           35,659
                                                     5,890    Newell Rubbermaid, Inc.                               142,479
                                                     2,568    Pulte Homes, Inc.                                     163,838
                                                     1,272    Snap-On, Inc.                                          43,706
                                                     1,896    The Stanley Works                                      92,885
                                                     1,170    Whirlpool Corp.                                        80,976
                                                                                                              -------------
                                                                                                                  1,331,331
---------------------------------------------------------------------------------------------------------------------------
Household Products - 1.4%                            2,306    Clorox Co.                                            135,893
                                                    10,849    Colgate-Palmolive Co.                                 555,035

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Household Products                                  10,114    Kimberly-Clark Corp.                            $     665,602
(concluded)                                         53,514    Procter & Gamble Co.                                2,947,551
                                                                                                              -------------
                                                                                                                  4,304,081
---------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                                  12,840    Automatic Data Processing, Inc.                       569,454
                                                     3,734  + Computer Sciences Corp.                               210,486
                                                     3,585  + Convergys Corp.                                        53,739
                                                    10,333    Electronic Data Systems Corp.                         238,692
                                                    17,607    First Data Corp.                                      749,002
                                                     3,632  + Fiserv, Inc.                                          145,970
                                                     8,225    Paychex, Inc.                                         280,308
                                                     2,867    Sabre Holdings Corp. Class A                           63,533
                                                     5,500  + Sungard Data Systems, Inc.                            155,815
                                                     6,915  + Unisys Corp.                                           70,395
                                                                                                              -------------
                                                                                                                  2,537,394
---------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.6%                     16,430    3M Co.                                              1,348,410
                                                   219,832    General Electric Co.                                8,023,868
                                                     3,143    Textron, Inc.                                         231,953
                                                    42,226    Tyco International Ltd.                             1,509,157
                                                                                                              -------------
                                                                                                                 11,113,388
---------------------------------------------------------------------------------------------------------------------------
Insurance - 3.5%                                     5,300    ACE Ltd.                                              226,575
                                                     2,340    AMBAC Financial Group, Inc.                           192,184
                                                     5,794    AON Corp.                                             138,245
                                                    10,073    Aflac, Inc.                                           401,308
                                                    14,145    The Allstate Corp.                                    731,579
                                                    54,867    American International Group, Inc.                  3,603,116
                                                     3,856    Chubb Corp.                                           296,526
                                                     3,713    Cincinnati Financial Corp.                            164,337
                                                     5,522    Hartford Financial Services Group, Inc.               382,730
                                                     3,348    Jefferson-Pilot Corp.                                 173,962
                                                     4,134    Lincoln National Corp.                                192,975
                                                     4,198    Loews Corp.                                           295,119
                                                     3,291    MBIA, Inc.                                            208,254
                                                    10,552    Marsh & McLennan Cos., Inc.                           347,161
                                                    16,102    Metlife, Inc.                                         652,292
                                                     1,800    The Progressive Corp.                                 152,712
                                                    10,800    Prudential Financial, Inc.                            593,568
                                                     2,865    Safeco Corp.                                          149,668
                                                    13,225    The St Paul Travelers Cos., Inc.                      490,251

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)                                2,777    Torchmark Corp.                                 $     158,678
                                                     5,296    UnumProvident Corp.                                    95,010
                                                     2,805    XL Capital Ltd. Class A                               217,808
                                                                                                              -------------
                                                                                                                  9,864,058
---------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%                    13,600  + eBay, Inc.                                          1,581,408
---------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%                 26,956  + Yahoo!, Inc.                                        1,015,702
---------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                  1,923    Brunswick Corp.                                        95,188
                                                     5,484    Eastman Kodak Co.                                     176,859
                                                     3,773    Hasbro, Inc.                                           73,121
                                                     7,829  + Mattel, Inc.                                          152,587
                                                                                                              -------------
                                                                                                                    497,755
---------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                                     6,995    Caterpillar, Inc.                                     682,082
                                                       964    Cummins, Inc.                                          80,774
                                                     6,346    Danaher Corp.                                         364,324
                                                     5,179    Deere & Co.                                           385,318
                                                     4,477    Dover Corp.                                           187,765
                                                     3,094    Eaton Corp.                                           223,882
                                                     1,924    ITT Industries, Inc.                                  162,482
                                                     6,076    Illinois Tool Works, Inc.                             563,124
                                                     3,704    Ingersoll-Rand Co. Class A                            297,431
                                                         1  + Kadant, Inc.                                               20
                                                     1,322  + Navistar International Corp.                           58,142
                                                     3,831    Paccar, Inc.                                          308,319
                                                     2,755    Pall Corp.                                             79,757
                                                     2,568    Parker Hannifin Corp.                                 194,500
                                                                                                              -------------
                                                                                                                  3,587,920
---------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                        12,921    Clear Channel Communications                          432,724
                                                    30,967  + Comcast Corp. Class A                               1,030,582
                                                    16,060  + Comcast Corp. Special Class A                         527,410
                                                     1,951    Dow Jones & Co., Inc.                                  84,010
                                                     5,887    Gannett Co., Inc.                                     480,968
                                                     8,258  + Interpublic Group of Cos., Inc.                       110,657
                                                     1,621    Knight-Ridder, Inc.                                   108,510
                                                     4,330    The McGraw-Hill Cos., Inc.                            396,368
                                                     1,094    Meredith Corp.                                         59,295
                                                     3,505    New York Times Co. Class A                            143,004
                                                    70,700    News Corp. Class A                                  1,319,262

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Media (concluded)                                    4,077    Omnicom Group                                   $     343,773
                                                    95,320  + Time Warner, Inc.                                   1,853,021
                                                     6,569    Tribune Co.                                           276,818
                                                     6,305  + Univision Communications, Inc. Class A                184,547
                                                    36,083    Viacom, Inc. Class B                                1,313,060
                                                    42,761    Walt Disney Co.                                     1,188,756
                                                                                                              -------------
                                                                                                                  9,852,765
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                              18,599    Alcoa, Inc.                                           584,381
                                                     1,816    Allegheny Technologies, Inc.                           39,353
                                                     3,768    Freeport-McMoRan Copper & Gold, Inc. Class B          144,051
                                                     8,796    Newmont Mining Corp.                                  390,630
                                                     3,424    Nucor Corp.                                           179,212
                                                     1,799    Phelps Dodge Corp.                                    177,957
                                                     1,935    United States Steel Corp.                              99,169
                                                                                                              -------------
                                                                                                                  1,614,753
---------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.7%               1    National Grid Trasco Plc                                   48
                                                    14,138  + The AES Corp.                                         193,266
                                                     2,872    CMS Energy Corp.                                       30,012
                                                    10,523  + Calpine Corp.(d)                                       41,461
                                                     3,607    Constellation Energy Group, Inc.                      157,662
                                                     6,354    Dominion Resources, Inc.                              430,420
                                                    17,838    Duke Energy Corp.                                     451,837
                                                     7,141  + Dynegy, Inc. Class A                                   32,991
                                                     4,578    Public Service Enterprise Group, Inc.                 237,003
                                                     4,481    Sempra Energy                                         164,363
                                                                                                              -------------
                                                                                                                  1,739,063
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                              2,435    Big Lots, Inc.                                         29,537
                                                     1,871    Dillard's, Inc. Class A                                50,274
                                                     7,338    Dollar General Corp.                                  152,410
                                                     3,785    Family Dollar Stores, Inc.                            118,206
                                                     4,162    Federated Department Stores                           240,522
                                                     5,466    JC Penney Co, Inc. Holding Co.                        226,292
                                                     6,994  + Kohl's Corp.                                          343,895
                                                     6,544    The May Department Stores Co.                         192,394
                                                     2,961    Nordstrom, Inc.                                       138,367
                                                     4,931    Sears Roebuck and Co.                                 251,629
                                                    18,591    Target Corp.                                          965,431
                                                                                                              -------------
                                                                                                                  2,708,957
---------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                           17,981  + Xerox Corp.                                           305,857
---------------------------------------------------------------------------------------------------------------------------

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 4.8%                                     1,957    Amerada Hess Corp.                              $     161,218
                                                     5,470    Anadarko Petroleum Corp.                              354,511
                                                     6,286    Apache Corp.                                          317,883
                                                     1,562    Ashland, Inc.                                          91,190
                                                     9,110    Burlington Resources, Inc.                            396,285
                                                    44,682    ChevronTexaco Corp.                                 2,346,252
                                                    14,588    ConocoPhillips                                      1,266,676
                                                     8,970    Devon Energy Corp.                                    349,112
                                                     2,600    EOG Resources, Inc.                                   185,536
                                                    11,207    El Paso Corp.                                         116,553
                                                   134,968    Exxon Mobil Corp.                                   6,918,460
                                                     2,171    Kerr-McGee Corp.                                      125,462
                                                     2,528    Kinder Morgan, Inc.                                   184,873
                                                     6,860    Marathon Oil Corp.                                    258,005
                                                     7,521    Occidental Petroleum Corp.                            438,926
                                                     1,845    Sunoco, Inc.                                          150,755
                                                     5,368    Unocal Corp.                                          232,112
                                                    11,322    Williams Cos., Inc.                                   184,435
                                                     7,700    XTO Energy, Inc.                                      272,426
                                                                                                              -------------
                                                                                                                 14,350,670
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                       4,965    Georgia-Pacific Corp.                                 186,088
                                                    10,636    International Paper Co.                               446,712
                                                     2,314    Louisiana-Pacific Corp.                                61,876
                                                     4,362    MeadWestvaco Corp.                                    147,828
                                                     4,736    Weyerhaeuser Co.                                      318,354
                                                                                                              -------------
                                                                                                                  1,160,858
---------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                             1,927    Alberto-Culver Co. Class B                             93,594
                                                    10,478    Avon Products, Inc.                                   405,499
                                                    20,473    The Gillette Co.                                      916,781
                                                                                                              -------------
                                                                                                                  1,415,874
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.2%                              32,691    Abbott Laboratories                                 1,525,035
                                                     2,487    Allergan, Inc.                                        201,621
                                                    40,577    Bristol-Myers Squibb Co.                            1,039,583
                                                    23,437    Eli Lilly & Co.                                     1,330,050
                                                     7,840  + Forest Laboratories, Inc.                             351,702
                                                    61,984    Johnson & Johnson                                   3,931,025
                                                     5,336  + King Pharmaceuticals, Inc.                             66,166

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (concluded)                         46,470    Merck & Co., Inc.                               $   1,493,546
                                                   156,538    Pfizer, Inc.                                        4,209,307
                                                    31,003    Schering-Plough Corp.                                 647,343
                                                     2,326  + Watson Pharmaceuticals, Inc.                           76,316
                                                    27,857    Wyeth                                               1,186,430
                                                                                                              -------------
                                                                                                                 16,058,124
---------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                                   1,300    Apartment Investment & Management Co. Class A          50,102
                                                     5,400    Archstone-Smith Trust                                 206,820
                                                     9,200    Equity Office Properties Trust                        267,904
                                                     5,700    Equity Residential                                    206,226
                                                     3,000    Plum Creek Timber Co., Inc. (REIT)                    115,320
                                                     3,000    Prologis                                              129,990
                                                     4,500    Simon Property Group, Inc.                            291,015
                                                                                                              -------------
                                                                                                                  1,267,377
---------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                                   8,622    Burlington Northern Santa Fe Corp.                    407,907
                                                     4,695    CSX Corp.                                             188,176
                                                     8,456    Norfolk Southern Corp.                                306,023
                                                     4,876    Union Pacific Corp.                                   327,911
                                                                                                              -------------
                                                                                                                  1,230,017
---------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.5%      7,576  + Advanced Micro Devices, Inc.                          166,823
                                                     8,413  + Altera Corp.                                          174,149
                                                     7,987    Analog Devices, Inc.                                  294,880
                                                    34,046  + Applied Materials, Inc.                               582,187
                                                     6,597  + Applied Micro Circuits Corp.                           27,773
                                                     6,125  + Broadcom Corp. Class A                                197,715
                                                     1,200  + Freescale Semiconductor, Inc. Class A                  21,384
                                                     7,829  + Freescale Semiconductor, Inc. Class B                 143,744
                                                   133,721    Intel Corp.                                         3,127,734
                                                     3,806  + Kla-Tencor Corp.                                      177,283
                                                     7,908  + LSI Logic Corp.                                        43,336
                                                     6,904    Linear Technology Corp.                               267,599
                                                     7,204    Maxim Integrated Products, Inc.                       305,378
                                                    13,114    Micron Technology, Inc.                               161,958
                                                    7,670     National Semiconductor Corp.                          137,676
                                                     2,770  + Novellus Systems, Inc.                                 77,255
                                                     2,900  + Nvidia Corp.                                           68,324
                                                     3,610  + PMC - Sierra, Inc.                                     40,613

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       3,818  + Teradyne, Inc.                                     $   65,173
Equipment (concluded)                               36,710    Texas Instruments, Inc.                               903,800
                                                     7,260    Xilinx, Inc.                                          215,259
                                                                                                              -------------
                                                                                                                  7,200,043
---------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                      5,211    Adobe Systems, Inc.                                   326,938
                                                     4,744    Autodesk, Inc.                                        180,035
                                                     5,285  + BMC Software, Inc.                                     98,301
                                                     3,929  + Citrix Systems, Inc.                                   96,378
                                                    12,528    Computer Associates International, Inc.               389,120
                                                     8,118  + Compuware Corp.                                        52,523
                                                     5,900  + Electronic Arts, Inc.                                 363,912
                                                     4,440  + Intuit, Inc.                                          195,404
                                                     1,830  + Mercury Interactive Corp.                              83,356
                                                   228,726    Microsoft Corp. (a)                                 6,109,271
                                                     7,920  + Novell, Inc.                                           53,460
                                                   109,158  + Oracle Corp.                                        1,497,648
                                                     5,874  + Parametric Technology Corp.                            34,598
                                                     9,974  + Siebel Systems, Inc.                                  104,727
                                                    12,400    Symantec Corp.                                        319,424
                                                     8,747  + Veritas Software Corp.                                249,727
                                                                                                              -------------
                                                                                                                 10,154,822
---------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                              4,600  + Autonation, Inc.                                       88,366
                                                     1,665  + Autozone, Inc.                                        152,031
                                                     6,330  + Bed Bath & Beyond, Inc.                               252,124
                                                     6,886    Best Buy Co., Inc.                                    409,166
                                                     4,523    Circuit City Stores, Inc.                              70,740
                                                    18,918    The Gap, Inc.                                         399,548
                                                    46,065    Home Depot, Inc.                                    1,968,818
                                                     8,098    Limited Brands                                        186,416
                                                    16,820    Lowe's Cos., Inc.                                     968,664
                                                     6,583  + Office Depot, Inc.                                    114,281
                                                     1,313    OfficeMax, Inc.                                        41,202
                                                     3,882    RadioShack Corp.                                      127,640
                                                     3,448    The Sherwin-Williams Co.                              153,884
                                                    10,034    Staples, Inc.                                         338,246
                                                    11,330    TJX Cos., Inc.                                        284,723
                                                     3,264    Tiffany & Co.                                         104,350
                                                     4,362  + Toys R US, Inc.                                        89,290
                                                                                                              -------------
                                                                                                                  5,749,489

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (continued)

---------------------------------------------------------------------------------------------------------------------------

Industry*                                      Shares Held    Common Stocks                                      Value
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.2%              2,100    Jones Apparel Group. Inc.                       $      76,797
                                                     2,286    Liz Claiborne, Inc.                                    96,492
                                                     5,324    Nike, Inc. Class B                                    482,834
                                                     1,292    Reebok International Ltd.                              56,848
                                                     2,465    VF Corp.                                              136,512
                                                                                                              -------------
                                                                                                                    849,483
---------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.5%                   10,998    Countrywide Financial Corp.                           407,036
                                                    20,317    Fannie Mae                                          1,446,774
                                                    14,844    Freddie Mac                                         1,094,003
                                                     6,826    Golden West Financial Corp.                           419,253
                                                     2,322    MGIC Investment Corp.                                 160,009
                                                     8,600    Sovereign Bancorp, Inc.                               193,930
                                                    17,179    Washington Mutual, Inc.                               726,328
                                                                                                              -------------
                                                                                                                  4,447,333
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                                      42,416    Altria Group, Inc.                                  2,591,618
                                                     1,500    Reynolds American, Inc.                               117,900
                                                     3,605    UST, Inc.                                             173,437
                                                                                                              -------------
                                                                                                                  2,882,955
---------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%              2,049    WW Grainger, Inc.                                     136,504
---------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.2%          22,533  + Nextel Communications, Inc. Class A                   675,990
---------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common Stocks
                                                              (Cost - $253,582,291) - 76.3%                     234,755,292
---------------------------------------------------------------------------------------------------------------------------

                                                              Warrants (e)
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%                     32,339    Lucent Technologies, Inc.                              51,096
---------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Warrants
                                                              (Cost - $53,683) - 0.0%                                51,096
---------------------------------------------------------------------------------------------------------------------------

                                       Beneficial Interest    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                                               $ 6,523,649    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I (b)                                        6,523,649
                                                    65,000    Merrill Lynch Liquidity Series, LLC Money
                                                              Market Series (b)(c)                                   65,000
---------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Short-Term Securities
                                                              (Cost - $6,588,649) - 2.1%                          6,588,649
---------------------------------------------------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts    Put Options Purchased
---------------------------------------------------------------------------------------------------------------------------
                                                    69,745    S&P 500 European, expiring October 2007 at         20,132,620
                                                                US$1,639, Broker Banque AIG
                                                    79,045    S&P 500 European, expiring October 2007 at         22,817,162
                                                                US$1,639, Broker Credit Suisse Financial
                                                                Product
                                                    83,694    S&P 500 European, expiring October 2007 at         24,159,145
                                                                US$1,639, Broker UBS AG, London
---------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Purchased
                                                              (Premiums Paid - $44,408,620) - 21.8%              67,108,927
---------------------------------------------------------------------------------------------------------------------------

The S&P 500 Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2004 (concluded)

---------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $304,633,243**) - 100.2%                $ 308,503,964

                                                              Liabilities in Excess of Other Assets - (0.2%)       (545,580)
                                                                                                              -------------
                                                              Net Assets - 100.0%                             $ 307,958,384
                                                                                                              =============

(a) All or a portion of security held as collateral in connection with open financial futures contracts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

        ------------------------------------------------------------------------
                                                                       Interest/
                                                             Net        Dividend
        Affiliate                                       Activity          Income
        ------------------------------------------------------------------------
        Merrill Lynch & Co., Inc.                             --     $     3,088
        Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I                       $   576,551     $    36,115
        Merrill Lynch Liquidity Series, LLC
           Money Market Series                       $(1,549,150)    $       207
        ------------------------------------------------------------------------

(c)   Security was purchased with cash proceeds from securities loans.
(d)   Security, or portion of security, is on loan.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until expiration date.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation on investments as of December 31, 2004, as computed for federal tax purposes, were as follows:

      Aggregate cost                                              $ 304,769,828
                                                                  =============
      Gross unrealized appreciation                               $  64,616,173
      Gross unrealized depreciation                                 (60,882,037)
                                                                  -------------
      Net unrealized appreciation                                 $   3,734,136
                                                                  =============

+     Non-income producing security.

      Financial futures contracts purchased as of December 31, 2004 were as follows:

        ------------------------------------------------------------------------
      Number of                    Expiration         Face           Unrealized
      Contracts      Issue            Date            Value         Appreciation
        ------------------------------------------------------------------------
        27        S&P 500 Index    March 2005      $8,051,984       $    140,491
        ------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The S&P 500 Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 24, 2005